Insurance and Reinsurance contract Assets and Liabilities - Summary of Insurance Contracts in Analysis by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening insurance contract assets	$ 673
Opening insurance contract liabilities	354,849
Insurance revenue [abstract]
Insurance revenue	23,972	$ 23,118
Insurance service expense [abstract]
Insurance finance (income) expenses	(14,628)	(6,307)
Cash flows
Acquisition cash flows incurred in the year	820	805
Closing insurance contract assets	145	673
Closing insurance contract liabilities	367,996	354,849
Insurance Contracts Issued [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening insurance contract assets	(673)	(972)
Opening insurance contract liabilities	354,849	405,621
Opening insurance contract liabilities for account of segregated fund holders	110,216	130,836
Net opening balance	464,392	535,485
Insurance revenue [abstract]
Expected incurred claims and other insurance service result	(13,165)	(13,019)
Change in risk adjustment for non-financial risk expired	(1,497)	(1,665)
CSM recognized for services provided	(2,162)	(2,298)
Recovery of insurance acquisition cash flows	(853)	(534)
Contracts under PAA	(6,295)	(5,602)
Insurance revenue	(23,972)	(23,118)
Insurance service expense [abstract]
Incurred claims and other insurance service expenses	19,516	19,256
Losses and reversal of losses on onerous contracts (future service)	90	742
Changes to liabilities for incurred claims (past service)	(1,878)	(1,948)
Amortization of insurance acquisition cash flows	1,654	1,285
Net impairment of assets for insurance acquisition cash flows	0	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	19,382	19,335
Investment components and premium refunds	0	0
Insurance service result	(4,590)	(3,783)
Insurance finance (income) expenses	25,174	(68,833)
Effects of movements in foreign exchange rates	(9,771)	16,061
Total changes in income and OCI	10,813	(56,555)
Cash flows
Premiums and premium tax received	48,381	47,526
Claims and other insurance service expenses paid, including investment components	(38,425)	(34,986)
Insurance acquisition cash flows	(6,920)	(6,266)
Total cash flows	3,036	6,274
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	(174)	(192)
Movements related to insurance contract liabilities for account of segregated fund holders	3,927	(20,620)
Net closing balance	481,994	464,392
Closing insurance contract assets	(145)	(673)
Closing insurance contract liabilities	367,996	354,849
Closing insurance contract liabilities for account of segregated fund holders	114,143	110,216
Net closing balance	481,994	464,392
Insurance finance (income) expenses, per disclosure in note 7 (f)	24,992	(68,833)
Insurance Contracts Issued [Member] | Assets for insurance acquisition cash flows [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening insurance contract assets	(9)
Opening insurance contract liabilities	(796)
Net opening balance	(805)
Cash flows
Closing insurance contract assets		(9)
Closing insurance contract liabilities	(820)	(796)
Net closing balance	(820)	(805)
Insurance Contracts Issued [Member] | Cash flow hedges [Member]
Cash flows
Reclassification of derivative	3	0
Insurance Contracts Issued [Member] | Fair value hedges [Member]
Cash flows
Reclassification of derivative	(185)	0
Insurance Contracts Issued [Member] | Excluding loss component [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening insurance contract assets	(659)	(842)
Opening insurance contract liabilities	336,981	388,585
Opening insurance contract liabilities for account of segregated fund holders	110,216	130,836
Net opening balance	446,538	518,579
Insurance revenue [abstract]
Expected incurred claims and other insurance service result	(13,165)	(13,019)
Change in risk adjustment for non-financial risk expired	(1,497)	(1,665)
CSM recognized for services provided	(2,162)	(2,298)
Recovery of insurance acquisition cash flows	(853)	(534)
Contracts under PAA	(6,295)	(5,602)
Insurance revenue	(23,972)	(23,118)
Insurance service expense [abstract]
Incurred claims and other insurance service expenses	0	0
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	0	0
Amortization of insurance acquisition cash flows	1,654	1,285
Net impairment of assets for insurance acquisition cash flows	0	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	1,654	1,285
Investment components and premium refunds	(19,080)	(18,222)
Insurance service result	(41,398)	(40,055)
Insurance finance (income) expenses	24,268	(68,366)
Effects of movements in foreign exchange rates	(9,657)	15,886
Total changes in income and OCI	(26,787)	(92,535)
Cash flows
Premiums and premium tax received	48,381	47,526
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	(6,920)	(6,266)
Total cash flows	41,461	41,260
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(152)	(146)
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	3,927	(20,620)
Net closing balance	464,987	446,538
Closing insurance contract assets	(201)	(659)
Closing insurance contract liabilities	351,045	336,981
Closing insurance contract liabilities for account of segregated fund holders	114,143	110,216
Net closing balance	464,987	446,538
Insurance Contracts Issued [Member] | Loss component [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening insurance contract assets	0	0
Opening insurance contract liabilities	1,328	303
Opening insurance contract liabilities for account of segregated fund holders	0	0
Net opening balance	1,328	303
Insurance revenue [abstract]
Expected incurred claims and other insurance service result	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense [abstract]
Incurred claims and other insurance service expenses	(320)	233
Losses and reversal of losses on onerous contracts (future service)	90	742
Changes to liabilities for incurred claims (past service)	0	0
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(230)	975
Investment components and premium refunds	0	0
Insurance service result	(230)	975
Insurance finance (income) expenses	32	9
Effects of movements in foreign exchange rates	(38)	41
Total changes in income and OCI	(236)	1,025
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance	1,092	1,328
Closing insurance contract assets	0	0
Closing insurance contract liabilities	1,092	1,328
Closing insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance	1,092	1,328
Insurance Contracts Issued [Member] | Liabilities for incurred claims [Member] | Products not under PAA [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening insurance contract assets	7	60
Opening insurance contract liabilities	5,857	4,342
Opening insurance contract liabilities for account of segregated fund holders	0	0
Net opening balance	5,864	4,402
Insurance revenue [abstract]
Expected incurred claims and other insurance service result	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense [abstract]
Incurred claims and other insurance service expenses	13,446	12,775
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	(31)	(41)
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	13,415	12,734
Investment components and premium refunds	17,148	16,514
Insurance service result	30,563	29,248
Insurance finance (income) expenses	15	753
Effects of movements in foreign exchange rates	(71)	136
Total changes in income and OCI	30,507	30,137
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	(30,706)	(28,675)
Insurance acquisition cash flows	0	0
Total cash flows	(30,706)	(28,675)
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance	5,665	5,864
Closing insurance contract assets	56	7
Closing insurance contract liabilities	5,609	5,857
Closing insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance	5,665	5,864
Insurance Contracts Issued [Member] | Liabilities for incurred claims [Member] | PAA [Member] | Estimates of PV of future cash flows [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening insurance contract assets	(12)	27
Opening insurance contract liabilities	10,877	12,230
Opening insurance contract liabilities for account of segregated fund holders	0	0
Net opening balance	10,865	12,257
Insurance revenue [abstract]
Expected incurred claims and other insurance service result	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense [abstract]
Incurred claims and other insurance service expenses	6,136	5,982
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	(1,605)	(1,554)
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	4,531	4,428
Investment components and premium refunds	1,932	1,708
Insurance service result	6,463	6,136
Insurance finance (income) expenses	848	(1,229)
Effects of movements in foreign exchange rates	(12)	12
Total changes in income and OCI	7,299	4,919
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	(7,719)	(6,311)
Insurance acquisition cash flows	0	0
Total cash flows	(7,719)	(6,311)
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance	10,445	10,865
Closing insurance contract assets	0	(12)
Closing insurance contract liabilities	10,445	10,877
Closing insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance	10,445	10,865
Insurance Contracts Issued [Member] | Liabilities for incurred claims [Member] | PAA [Member] | Risk adjustment for non-financial risk [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening insurance contract assets	0	0
Opening insurance contract liabilities	602	689
Opening insurance contract liabilities for account of segregated fund holders	0	0
Net opening balance	602	689
Insurance revenue [abstract]
Expected incurred claims and other insurance service result	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense [abstract]
Incurred claims and other insurance service expenses	254	266
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	(242)	(353)
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	12	(87)
Investment components and premium refunds	0	0
Insurance service result	12	(87)
Insurance finance (income) expenses	11	0
Effects of movements in foreign exchange rates	0	0
Total changes in income and OCI	23	(87)
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance	625	602
Closing insurance contract assets	0	0
Closing insurance contract liabilities	625	602
Closing insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance	625	602
Insurance Contracts Issued [Member] | Liabilities for incurred claims [Member] | PAA [Member] | Assets for insurance acquisition cash flows [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening insurance contract assets	(9)	(217)
Opening insurance contract liabilities	(796)	(528)
Opening insurance contract liabilities for account of segregated fund holders	0	0
Net opening balance	(805)	(745)
Insurance revenue [abstract]
Expected incurred claims and other insurance service result	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense [abstract]
Incurred claims and other insurance service expenses	0	0
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	0	0
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	0	0
Investment components and premium refunds	0	0
Insurance service result	0	0
Insurance finance (income) expenses	0	0
Effects of movements in foreign exchange rates	7	(14)
Total changes in income and OCI	7	(14)
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	152	146
Acquisition cash flows incurred in the year	(174)	(192)
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance	(820)	(805)
Closing insurance contract assets	0	(9)
Closing insurance contract liabilities	(820)	(796)
Closing insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance	$ (820)	$ (805)